Operating Segments	6 Months Ended
Dec. 31, 2024
Operating Segments [Abstract]
OPERATING SEGMENTS
22.	OPERATING SEGMENTS

The Group’s businesses are organised into business units based on their products and services provided. The performance of each segment is measured based on the internal management report reviewed by Chief Operating Decision Maker. The Group business segments as follow:

(a)	Internet of Things (“IoT”)

(b)	Investment holding and others

Management monitors the operating results of its business units separately for the purpose of making decisions about resource allocation and performance assessment.

Segment results, assets and liabilities include items directly attributable to a segment as well as those that can be allocated on a reasonable basis. The inter-segment transactions have been entered into at arms-length with terms mutually agreed between the segments and have been eliminated to arrive at the Group’s results.

(a)	Business segments

The following table provides an analysis of the Group’s revenue, results, assets, liabilities and other information by business segment:

As of December 31, 2024

	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	282,156,002	22,126,612	304,282,614
Current tax asset	17,710	-	17,710
Total assets	282,173,712	22,126,612	304,300,324

Liabilities
Segment liabilities	62,198,690	233,362	62,432,053
Deferred tax liabilities and current tax liabilities	6,295,995	5,389	6,301,384
Total liabilities	68,494,685	238,751	68,733,436
Additions to non-current assets:
Property, plant and equipment	-	-	-

Six Months Ended December 31, 2024
Revenue
Total revenue	82,650,000	-	82,650,000
Inter-segment revenue	-	-	-
Revenue from external parties	82,650,000	-	82,650,000
Results
Loss before interest, depreciation, impairment and tax	(364,093)	(1,036,338)	(1,400,431)
Depreciation of:
- property, plant and equipment	(14,154,000)	-	(14,154,000)
- right-of-use assets	(62,286)	-	(62,286)
Amortisation of intangible asset	(9,538,229)	-	(9,538,229)
Impairment loss on deposit	(4,000,000)	-	(4,000,000)
Reversal of impairment of trade receivables	94,000	-	94,000
Finance income, net	4,630	599,018	603,648
Loss before tax	(28,019,978)	(437,320)	(28,457,298)
Tax expense	934,898	(14,034)	920,864
Loss for the period	(27,085,080)	(451,354)	(27,536,434)

As of June 30, 2024

	IoT	Investment holding and others	Total
	RM	RM	RM
Assets
Segment assets	240,411,194	32,459,929	272,871,123
Deferred tax assets and tax recoverable	38,559	-	38,559
Total assets	240,449,753	32,459,929	272,909,682

Liabilities
Segment liabilities	622,632	946,284	1,568,916
Deferred tax liabilities and tax payable	7,258,186	5,519	7,263,705
Total liabilities	7,880,818	951,803	8,832,621

Additions to non-current assets:
Property, plant and equipment	30,000,000	-	30,000,000

Six Months Ended December 31, 2023 (Restated)
Revenue
Total revenue	31,622,948	-	31,622,948
- Inter-segment revenue	-	-	-
Revenue from external parties	31,622,948	-	31,622,948

Results
Loss before interest, depreciation and tax	(6,798,819)	(882,772)	(7,681,591)
Depreciation of:
- property, plant and equipment	(10,414,013)	-	(10,414,013)
- right-of-use assets	(62,286)	-	(62,286)
Amortisation of intangible asset	(13,126,820)	-	(13,126,820)
Finance income/(cost), net	106,838	716,367	823,205
Loss before tax	(30,295,100)	(166,405)	(30,461,505)
Tax expense	11,599,461	(16,668)	11,582,793
Loss for the financial year	(18,695,639)	(183,073)	(18,878,712)

(b)	Geographical segments

The Group operates predominantly in Malaysia and revenue from overseas is insignificant. Accordingly, the information by geographical segment is not presented.